Long-term Debt - Summary of Gain (Loss) on Extinguishment of Liabilities (Details) - CAD ($) $ in Thousands		12 Months Ended
	Nov. 14, 2018	Dec. 31, 2019
Disclosure Of Detailed Information About Gain Loss On Extinguishment Of Liabilities [Line Items]
Loss on extinguishment of liabilities due to set-off of principal	$ 1,278
Loss (gain) on extinguishments of liabilities	(33,626)	$ 92,374
November 14, 2018 Debt Modification
Disclosure Of Detailed Information About Gain Loss On Extinguishment Of Liabilities [Line Items]
Extinguishment of previous loans	(155,055)
Expensing of deferred financing fees on credit facility	3,245
Recognition of modified loans	107,704
Expensing of increase in the fair value of the warrants (note 18c)	8,778
Warrants proceeds	(10)
Expensing of legal fees incurred with the debt modification	434
Gain on extinguishment of liabilities due to November 14, 2018 debt modification	(34,904)
Loss (gain) on extinguishments of liabilities	$ 33,626